COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital commitments:
Purchase Commitment, Remaining Minimum Amount Committed	$ 56,300,000
Year ending December 31,
2021	96,000
2022	26,000
Total	122,000
Less: imputed interest	(7,000)
Present value of minimum operating lease payments	115,000
Operating lease expense	$ 145,200	$ 69,000.0	$ 38,600